Shareholder Report, Line Graph (Details) LMA5300_Franklin U.S. Large Cap Equity Fund_Class IS_TSR Annual {Class IS} - USD ($)											12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2025
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	$ 3,190,021	$ 2,278,041	$ 2,001,258	$ 2,269,284	$ 1,707,146	$ 1,497,725	$ 1,343,983	$ 1,295,515	$ 1,043,502	$ 1,000,000	$ 3,637,041
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	3,278,431	2,437,760	2,164,807	2,426,985	1,921,006	1,613,970	1,397,491	1,324,302	1,083,078	1,000,000	$ 3,723,903
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	$ 3,359,312	$ 2,499,399	$ 2,200,843	$ 2,463,334	$ 1,944,684	$ 1,628,598	$ 1,402,715	$ 1,324,257	$ 1,080,088	$ 1,000,000	$ 3,832,518